Equity - Hedging reserve (Details) - Interest rate swaps - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Jun. 21, 2022
Long Term Charter Parties, Various Cap 2022
Disclosure of reserves within equity [line items]
Notional Value	$ 83,000
Gains (losses) on cash flow hedges, before tax	1,000
Long Term Charter Parties, Various Cap 2022 | At fair value
Disclosure of reserves within equity [line items]
Hedging instrument, assets	1,000
Secured Loan Due 2030 With Margin Rate At 2.15%
Disclosure of reserves within equity [line items]
Credit facility size	161,100	$ 161,100	$ 161,100	$ 150,000
Notional Value	$ 82,964	$ 102,220	$ 109,400